Note 9 - Deposits	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
9.	DEPOSITS

Time deposits that meet or exceed the FDIC Insurance limit of $250,000 as of December 31, 2021, and 2020 were $33.4 million and $74.9 million, respectively.

Scheduled maturities of all time deposits as of December 31, 2021, are as follows:

(Dollar amounts in thousands)
2022	$144,016
2023	25,496
2024	16,640
2025	6,533
2026	6,040
Total	$198,725

Scheduled maturities of time deposits that meet or exceed the FDIC Insurance limit of $250,000 as of December 31, 2021, are as follows:

(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$7,506	22.46%
Beyond three but within six months	4,778	14.30%
Beyond six but within twelve months	10,463	31.31%
Beyond one year	10,672	31.94%

Total	$33,419	100.00%

Deposits of related parties amounted to $29.2 million as of December 31, 2021.